RELATED PARTIES (Narrative) (Details) ₪ in Thousands, $ in Thousands, £ in Millions		1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 01, 2015 ILS (₪)	Sep. 18, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 18, 2018 GBP (£)	May 18, 2017 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 18, 2018 USD ($)	Jul. 08, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Revenues						$ 26,236	$ 22,071	$ 49,202	$ 33,062	$ 23,478
Trade receivables outstanding						3,869		$ 3,701	2,737
Percentage of annual market interest rate								12.00%
Interest expense								$ 1,400	1,300	200
Reserve with respect to funding transactions with related parties			$ 2,500
First Loan [Member]
Disclosure of transactions between related parties [line items]
Borrowings										$ 4,000
Borrowing interest rate		1.00%								5.00%
Maturity date		Jun. 15, 2023	Jun. 30, 2021							Aug. 30, 2020
Credit facility		$ 2,500
Percentage of annual market interest rate		12.00%
Reserve with respect to funding transactions with related parties		$ 1,900
First Loan [Member] | Discounted Cash Flow [member]
Disclosure of transactions between related parties [line items]
Interest expense on loans		$ 600
Secure Guarantees Bonding Facilities [Member]
Disclosure of transactions between related parties [line items]
Borrowings									$ 6,500
Borrowing interest rate									1.00%
Maturity date										Aug. 30, 2020
Other Loan [Member]
Disclosure of transactions between related parties [line items]
Maturity date			Jun. 15, 2023
William Hill [Member]
Disclosure of transactions between related parties [line items]
Repayments of loan						1,500
Interest expense on loans						600
Reserve under equity deficit					$ 9,600
Liability with respect to IP Option						$ 3,450		$ 3,450	$ 3,450
Reserve with respect to funding transactions with related parties			$ 2,500
William Hill [Member] | Discounted Cash Flow [member]
Disclosure of transactions between related parties [line items]
Percentage of annual market interest rate					20.00%
Reserve under equity deficit					$ 6,400
William Hill [Member] | First Loan [Member]
Disclosure of transactions between related parties [line items]
Maturity date			Jun. 30, 2021
William Hill [Member] | Other Loan [Member]
Disclosure of transactions between related parties [line items]
Maturity date			Jun. 15, 2023
Aspire Group [Member]
Disclosure of transactions between related parties [line items]
Borrowing interest rate						20.00%		20.00%	20.00%
Interest expense								$ 3,000	$ 2,500	$ 2,100
License Agreement [Member] | WHG (International) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Completion period of IP Option				4 years
Revenues								6,700	5,700
Trade receivables outstanding								2,000	1,500
Liability with respect to IP Option											$ 3,450
License Agreement [Member] | WHG (International) Ltd. [Member] | Pound Sterling [Member]
Disclosure of transactions between related parties [line items]
Perpetual license payment | £				£ 15.0
License Agreement [Member] | William Hill [Member]
Disclosure of transactions between related parties [line items]
Revenues						$ 3,900	3,100
Trade receivables outstanding						2,400		2,000
Investment Framework Shareholders Agreement [Member] | William Hill [Member]
Disclosure of transactions between related parties [line items]
Borrowings										$ 2,000
Borrowing interest rate										1.00%
Maturity date										Aug. 30, 2020
Cost Allocation Agreement [Member] | Aspire Group [Member]
Disclosure of transactions between related parties [line items]
Sublease and related charges												$ 1,000
Consultancy Agreement [Member]
Disclosure of transactions between related parties [line items]
Consulting fees						$ 82	$ 77	$ 158	$ 153	$ 149
Consultancy Agreement [Member] | Barak Matalon [Member]
Disclosure of transactions between related parties [line items]
Percentage ownership of equity interest	5.00%
Consultancy Agreement [Member] | Barak Matalon [Member] | Israel, New Shekels
Disclosure of transactions between related parties [line items]
Monthly payment for consultancy services | ₪	₪ 45,000